Loss per share (Details 1) - shares	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Oct. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Number of ordinary shares issued at January 1	50,000
Weighted-average number of ordinary shares at June 30		50,000		50,000	50,000	50,000
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Number of ordinary shares issued at January 1			562,500	48,982,075	48,361,075	48,361,075	42,716,210
Disposal of treasury shares				1,326	2,762
Share options exercised							1,324,220
Bond with warrants exercised						217,441	734,268
Acquisition of treasury shares						52,055	450,821
Weighted-average number of ordinary shares at June 30				48,983,401	48,363,837	48,630,571	45,225,519